Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Payables

NON-CURRENT TRADE AND OTHER PAYABLES

Million US dollar	31 December 2018	31 December 2017
Indirect taxes payable	194	157
Trade payables	238	380
Deferred consideration on acquisitions	1 247	699
Other payables	138	226

Non-current trade and other payables	1 816	1 462

CURRENT TRADE AND OTHER PAYABLES

Million US dollar	31 December 2018	31 December 2017
Trade payables and accrued expenses	15 512	15 240
Payroll and social security payables	900	1 284
Indirect taxes payable	2 633	2 862
Interest payable	1 616	1 790
Consigned packaging	1 093	1 111
Dividends payable	331	479
Deferred income	32	30
Deferred consideration on acquisitions	163	1 723
Other payables	289	243

Current trade and other payables	22 568	24 762